Fair Value Measurement on a Recurring Basis - Schedule of Changes in the Fair Value of the Forward Sale Securities (Details) - Cantor Equity Partners, Inc. [Member] - USD ($)		3 Months Ended
		Sep. 30, 2025	Jun. 30, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at beginning
Change in valuation inputs or other assumptions	[1]	1,559,663
Fair value at ending		$ 1,559,663

[1]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the unaudited condensed consolidated statements of operations.